Performance Management - BATS: High Income Taxable Series	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows the Fund’s performance and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of Bloomberg U.S. Universal Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 1-800-474-2737 (toll free).

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows the Fund’s performance and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS BATS: High Income Taxable Series As of 12/31
Bar Chart Closing [Text Block]	The best calendar quarter return during the period shown above was 2.27% in the second quarter of 2025; the worst was 1.42% in the fourth quarter of 2025.
Performance Table Heading	Average Annual Total ReturnsFor the periods ended 12/31/25
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	1-800-474-2737 (toll free)
BATS: High Income Taxable Series
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best
Highest Quarterly Return	2.27%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	1.42%
Lowest Quarterly Return, Date	Dec. 31, 2025